Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	JACADA LTD
Entity Central Index Key	0001095747
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	4,159,134
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No